FINANCIAL INSTRUMENTS - Exposure to the Israeli CPI and foreign currency risk (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 8,426	$ 6,471	$ 7,462	[1]	$ 7,643	[1]	$ 23,358	$ 33,019
Marketable securities					3,173
Trade receivables (including long-term trade receivables)		6,792			5,835
Accounts receivable	1,246	1,018			685
Inventories	3,045	2,235			2,260
Long-term restricted deposits		299			313
Long-term prepaid expenses		66			69
Property and equipment and intangible assets		1,511			1,299
Total assets	32,549	18,392			21,277
Liabilities
Trade payables	2,215	1,517			1,262
Employee benefits		381			533
Provisions	232	215			183		167
Other accounts payable (including accrued expenses)		3,097			3,403
Short-term bank loan	5,000	5,000
Convertible notes	783				10,696
Financial derivatives		442			2,875
Other long-term accounts payable	1,120	1,052			948
Total liabilities	15,253	11,704			19,900
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$ 17,296	6,688	$ 6,426		1,377		$ 5,241	$ 16,951
Currency risk | Dollars
Assets
Cash and cash equivalents		4,088			2,337
Trade receivables (including long-term trade receivables)		6,236			4,952
Accounts receivable		247			137
Long-term restricted deposits		109			108
Total assets		10,680			7,534
Liabilities
Trade payables		714			382
Other accounts payable (including accrued expenses)		1,965			1,877
Short-term bank loan		5,000
Other long-term accounts payable		947			905
Total liabilities		8,626			3,164
Total exposure in the statements of financial position in respect of financial assets and financial liabilities		2,054			4,370
Currency risk | NIS
Assets
Cash and cash equivalents		1,885			5,124
Marketable securities					1,797
Trade receivables (including long-term trade receivables)		229			194
Accounts receivable		32			45
Long-term restricted deposits		190			205
Total assets		2,336			7,365
Liabilities
Trade payables		798			833
Other accounts payable (including accrued expenses)		761			1,117
Convertible notes					10,696
Financial derivatives		442			2,875
Other long-term accounts payable		105
Total liabilities		2,106			15,521
Total exposure in the statements of financial position in respect of financial assets and financial liabilities		230			(8,156)
Currency risk | NIS linked to the Israeli CPI
Assets
Marketable securities					1,376
Total assets					1,376
Liabilities
Other long-term accounts payable					43
Total liabilities					43
Total exposure in the statements of financial position in respect of financial assets and financial liabilities					1,333
Currency risk | Euro
Assets
Cash and cash equivalents		426			160
Trade receivables (including long-term trade receivables)		327			689
Accounts receivable		2			3
Total assets		755			852
Liabilities
Trade payables		5			47
Other accounts payable (including accrued expenses)		50			70
Total liabilities		55			117
Total exposure in the statements of financial position in respect of financial assets and financial liabilities		700			735
Currency risk | Other currencies
Assets
Cash and cash equivalents		72			22
Total assets		72			22
Liabilities
Total exposure in the statements of financial position in respect of financial assets and financial liabilities		72			22
Non-monetary items
Assets
Accounts receivable		737			500
Inventories		2,235			2,260
Long-term prepaid expenses		66			69
Property and equipment and intangible assets		1,511			1,299
Total assets		4,549			4,128
Liabilities
Employee benefits		381			533
Provisions		215			183
Other accounts payable (including accrued expenses)		321			339
Total liabilities		917			1,055
Total exposure in the statements of financial position in respect of financial assets and financial liabilities		$ 3,632			$ 3,073

[1]	* See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.** Reclassified.